Redeemable non-controlling interest	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Redeemable non-controlling interest	Redeemable non-controlling interest
In connection with the acquisition of the 84% controlling interest in Koin on August 20, 2020, we recognized $2,655 as of December 31, 2022 for the 16% redeemable non-controlling interest held by the former owners. The terms of the agreement provided us with the right to acquire the non-controlling interest and provided the former owners the right to sell their non-controlling interest back to us, assuming our call right was not exercised, at a date and fixed prices defined in the agreement.
The non-controlling interest was not redeemable during 2020 and 2021, but it was probable of becoming redeemable (the redemption depended solely on the passage of time). Accordingly, we recorded the non-controlling interest at the greater of (i) its acquisition date fair value as adjusted for its share (if any) of earnings, losses, or dividends or (ii) an accreted value from the date of the acquisition to the earliest redemption date, which was February 20, 2022. The accretion of the non-controlling interest to its earliest redemption value was recorded using an interest method. We adopted a policy to charge the carrying value adjustment to retained earnings or, absent retained earnings, additional paid-in capital and reduced net income available to our common shareholders in the calculation of earnings per share in accordance with the two-class method. We recorded the non-controlling interest amount in the “mezzanine” section of our consolidated balance sheets, outside of shareholders’ deficit. We recorded adjustments of $1,355 to reflect the redemption value as of December 31, 2021.
On January 31, 2022, we redeemed the non-controlling interest in Koin for a fixed amount of $3,200 payable in eight equal consecutive installments ending on August 31, 2022. We accounted for the change in ownership interest as an equity transaction. The difference between the amount of the non-controlling interest and the fair value of the consideration paid was recognized directly in equity and attributed to the parent.
As of December 31, 2023, there is no outstanding amount of redeemable non-controlling interest.
The following table presents a reconciliation of the changes in redeemable non-controlling interest:

	As of December 31, 2023	As of December 31, 2022
Balance, beginning of year	$—	$2,596
Comprehensive loss adjustments:
Net loss attributable to redeemable non-controlling interest	—	—
Other comprehensive loss attributable to redeemable non-controlling interest	—	131
Additional paid-in-capital adjustments:
Adjustment to redemption value	—	473
Redemption of non-controlling interest	—	(3,200)
Balance, end of year	$—	$—